Dividends	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Dividends
2 9	DIVIDENDS
In 2020, the company declared
tax-exempt
dividends of S$73.5 million per ordinary share totaling S$73.5 million in respect of the year ended December 31, 2020. No dividends were declared in 2021 and 2022.